NEOS Boosted S&P 500® High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)		31	$13,165
Boeing Co. (a)		311	61,898
General Dynamics Corp.		100	34,322
General Electric Co.		406	115,211
Howmet Aerospace, Inc.		162	37,335
L3Harris Technologies, Inc.		75	25,886
Lockheed Martin Corp.		82	49,560
Northrop Grumman Corp.		50	34,112
RTX Corp.		550	106,095
Textron, Inc.		100	8,756
			486,340

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.		50	8,303
Expeditors International of Washington, Inc.		50	7,162
FedEx Corp.		100	35,618
United Parcel Service, Inc. - Class B		300	29,514
			80,597

Automobile Components - 0.0% (b)
Aptiv PLC (a)		100	6,944

Automobiles - 2.1%
Ford Motor Co.		1,650	19,041
General Motors Co.		400	29,800
Tesla, Inc. (a)		1,115	414,501
			463,342

Banks - 3.5%
Bank of America Corp.		2,668	130,065
Citigroup, Inc.		698	79,160
Citizens Financial Group, Inc.		200	11,994
Fifth Third Bancorp		300	13,938
Huntington Bancshares, Inc.		750	11,738
JPMorgan Chase & Co.		1,079	317,399
KeyCorp		450	9,022
M&T Bank Corp.		50	10,336
PNC Financial Services Group, Inc.		150	31,213
Regions Financial Corp.		400	10,448
Truist Financial Corp.		550	25,284
US Bancorp		650	33,806
Wells Fargo & Co.		1,250	99,513
			783,916

Beverages - 1.2%
Brown-Forman Corp. - Class B		100	2,644
Coca-Cola Co.		1,600	121,680
Constellation Brands, Inc. - Class A		50	7,500
Keurig Dr. Pepper, Inc.		600	15,798
Molson Coors Beverage Co. - Class B		100	4,306
Monster Beverage Corp. (a)		300	21,738
PepsiCo, Inc.		550	85,410
			259,076

Biotechnology - 1.8%
AbbVie, Inc.		700	152,243
Amgen, Inc.		219	77,055
Biogen, Inc. (a)		50	9,167
Gilead Sciences, Inc.		500	69,685
Incyte Corp. (a)		100	9,412
Moderna, Inc. (a)		200	10,160
Regeneron Pharmaceuticals, Inc.		41	31,678
Vertex Pharmaceuticals, Inc. (a)		100	44,654
			404,054

Broadline Retail - 3.7%
Amazon.com, Inc. (a)		3,900	812,253
eBay, Inc.		200	18,204
			830,457

Building Products - 0.5%
A O Smith Corp. - Class A		50	3,297
Allegion PLC		50	7,264
Builders FirstSource, Inc. (a)		50	4,116
Carrier Global Corp.		350	19,709
Johnson Controls International PLC		250	32,738
Masco Corp.		100	6,037
Trane Technologies PLC		100	41,674
			114,835

Capital Markets - 3.3%
Ameriprise Financial, Inc.		50	22,220
Ares Management Corp. - Class A		100	10,910
Bank of New York Mellon Corp.		300	35,589
Blackrock, Inc.		50	48,086
Blackstone, Inc.		350	40,246
Cboe Global Markets, Inc.		50	14,053
Charles Schwab Corp.		700	65,786
CME Group, Inc. - Class A		150	44,302
Coinbase Global, Inc. - Class A (a)		100	17,461
Franklin Resources, Inc.		150	3,543
Goldman Sachs Group, Inc.		104	87,983
Interactive Brokers Group, Inc. - Class A		200	13,414
Intercontinental Exchange, Inc.		250	39,320
Invesco Ltd.		250	6,073
KKR & Co., Inc.		300	27,750
Moody's Corp.		50	21,813
Morgan Stanley		500	82,285
MSCI, Inc.		30	16,170
Nasdaq, Inc.		200	16,978
Northern Trust Corp.		100	13,957
Raymond James Financial, Inc.		100	14,479
Robinhood Markets, Inc. - Class A (a)		350	24,255
S&P Global, Inc.		124	52,742
State Street Corp.		100	12,656
T. Rowe Price Group, Inc.		100	9,014
			741,085

Chemicals - 1.3%
Air Products and Chemicals, Inc.		100	29,049
Albemarle Corp.		50	8,976
CF Industries Holdings, Inc.		50	6,492
Corteva, Inc.		300	25,113
Dow, Inc.		350	14,578
DuPont de Nemours, Inc.		200	9,160
Ecolab, Inc.		100	26,602
International Flavors & Fragrances, Inc.		100	7,255
Linde PLC		200	99,152
LyondellBasell Industries NV - Class A		150	12,084
Mosaic Co.		150	3,825
PPG Industries, Inc.		100	10,688
Sherwin-Williams Co.		100	32,055
			285,029

Commercial Services & Supplies - 0.5%
Cintas Corp.		150	25,371
Copart, Inc. (a)		400	13,280
Republic Services, Inc.		100	21,902
Rollins, Inc.		150	8,012
Veralto Corp.		100	8,842
Waste Management, Inc.		150	34,468
			111,875

Communications Equipment - 0.9%
Arista Networks, Inc. (a)		400	49,112
Ciena Corp. (a)		7	2,718
Cisco Systems, Inc.		1,550	120,264
Lumentum Holdings, Inc. (a)		15	10,541
Motorola Solutions, Inc.		50	21,699
			204,334

Construction & Engineering - 0.1%
Quanta Services, Inc.		50	27,451

Construction Materials - 0.2%
CRH PLC		300	31,536
Vulcan Materials Co.		50	13,615
			45,151

Consumer Finance - 0.5%
American Express Co.		216	65,336
Capital One Financial Corp.		252	45,972
Synchrony Financial		150	10,203
			121,511

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.		182	181,350
Dollar General Corp.		100	11,873
Dollar Tree, Inc. (a)		100	10,951
Kroger Co.		300	21,708
Sysco Corp.		200	14,266
Target Corp.		200	24,240
Walmart, Inc.		1,785	221,840
			486,228

Containers & Packaging - 0.2%
Amcor PLC		200	7,950
Avery Dennison Corp.		50	8,634
Ball Corp.		150	8,867
International Paper Co.		250	8,925
Packaging Corp. of America		50	10,611
Smurfit Westrock PLC		250	9,962
			54,949

Distributors - 0.0% (b)
Genuine Parts Co.		50	5,288

Diversified Telecommunication Services - 0.8%
AT&T, Inc.		2,850	82,622
Verizon Communications, Inc.		1,750	87,850
			170,472

Electric Utilities - 1.8%
Alliant Energy Corp.		100	7,176
American Electric Power Co., Inc.		250	32,770
Constellation Energy Corp.		150	41,887
Duke Energy Corp.		350	45,829
Edison International		150	10,977
Entergy Corp.		200	22,472
Evergy, Inc.		100	8,192
Eversource Energy		150	10,392
Exelon Corp.		450	22,059
FirstEnergy Corp.		250	12,665
NextEra Energy, Inc.		850	78,948
NRG Energy, Inc.		100	14,614
PG&E Corp.		1,000	17,570
Pinnacle West Capital Corp.		50	5,038
PPL Corp.		350	13,370
Southern Co.		450	43,434
Xcel Energy, Inc.		250	19,860
			407,253

Electrical Equipment - 1.1%
AMETEK, Inc.		100	21,436
Eaton Corp. PLC		150	53,650
Emerson Electric Co.		250	32,755
GE Vernova, Inc.		100	87,290
Rockwell Automation, Inc.		50	17,944
Vertiv Holdings Co. - Class A		103	25,810
			238,885

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A		489	61,785
CDW Corp.		50	6,051
Coherent Corp. (a)		43	10,243
Corning, Inc.		300	40,791
Jabil, Inc.		50	13,282
Keysight Technologies, Inc. (a)		50	14,119
TE Connectivity PLC		117	24,455
			170,726

Energy Equipment & Services - 0.3%
Baker Hughes Co.		400	24,420
Halliburton Co.		350	13,647
SLB Ltd.		650	33,403
			71,470

Entertainment - 1.4%
Electronic Arts, Inc.		100	20,387
Live Nation Entertainment, Inc. (a)		50	7,626
Netflix, Inc. (a)		1,699	163,359
Take-Two Interactive Software, Inc. (a)		100	19,750
TKO Group Holdings, Inc. - Class A		50	10,082
Walt Disney Co.		750	72,285
Warner Bros. Discovery, Inc. (a)		1,100	30,206
			323,695

Financial Services - 3.7%
Apollo Global Management, Inc.		200	22,284
Berkshire Hathaway, Inc. - Class B (a)		753	360,838
Block, Inc. - Class A (a)		250	15,045
Corpay, Inc. (a)		29	8,439
Fidelity National Information Services, Inc.		250	11,728
Fiserv, Inc. (a)		250	13,950
Global Payments, Inc.		100	6,730
Jack Henry & Associates, Inc.		50	7,902
Mastercard, Inc. - Class A		328	163,888
PayPal Holdings, Inc.		450	20,353
Visa, Inc. - Class A		677	204,616
			835,773

Food Products - 0.5%
Archer-Daniels-Midland Co.		200	14,538
Bunge Global SA		50	6,360
Conagra Brands, Inc.		250	3,930
General Mills, Inc.		250	9,305
Hershey Co.		50	10,395
Hormel Foods Corp.		150	3,397
J M Smucker Co.		50	4,822
Kraft Heinz Co.		400	8,996
McCormick & Co., Inc.		150	7,566
Mondelez International, Inc. - Class A		550	31,702
The Campbell's Co.		100	2,227
Tyson Foods, Inc. - Class A		100	6,407
			109,645

Gas Utilities - 0.0% (b)
Atmos Energy Corp.		50	9,236

Ground Transportation - 1.0%
CSX Corp.		800	32,840
JB Hunt Transport Services, Inc.		50	10,595
Norfolk Southern Corp.		100	28,700
Old Dominion Freight Line, Inc.		100	19,540
Uber Technologies, Inc. (a)		900	64,737
Union Pacific Corp.		250	60,655
			217,067

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories		706	72,485
Align Technology, Inc. (a)		50	8,571
Baxter International, Inc.		250	4,200
Becton Dickinson & Co.		150	23,584
Boston Scientific Corp. (a)		600	37,650
Cooper Cos., Inc. (a)		100	7,150
Dexcom, Inc. (a)		150	9,420
Edwards Lifesciences Corp. (a)		250	20,020
GE HealthCare Technologies, Inc.		200	14,236
Hologic, Inc. (a)		100	7,559
IDEXX Laboratories, Inc. (a)		32	17,980
Insulet Corp. (a)		50	10,492
Intuitive Surgical, Inc. (a)		150	69,149
Medtronic PLC		550	47,658
ResMed, Inc.		50	11,224
Solventum Corp. (a)		100	6,530
STERIS PLC		50	11,057
Stryker Corp.		150	49,288
Zimmer Biomet Holdings, Inc.		100	9,042
			437,295

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.		100	21,131
Cencora, Inc.		79	24,817
Centene Corp. (a)		200	6,548
Cigna Group		100	26,675
CVS Health Corp.		510	36,628
Elevance Health, Inc.		100	29,275
HCA Healthcare, Inc.		50	23,662
Henry Schein, Inc. (a)		50	3,685
Humana, Inc.		50	8,669
Labcorp Holdings, Inc.		50	13,341
McKesson Corp.		50	43,268
Quest Diagnostics, Inc.		50	9,799
UnitedHealth Group, Inc.		361	97,683
			345,181

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A (a)		200	25,256
Carnival Corp.		450	11,646
Chipotle Mexican Grill, Inc. (a)		600	19,206
Darden Restaurants, Inc.		50	9,802
DoorDash, Inc. - Class A (a)		150	22,522
Expedia Group, Inc. - Class A		50	11,544
Hilton Worldwide Holdings, Inc.		100	30,408
Las Vegas Sands Corp.		150	8,082
Marriott International, Inc. - Class A		100	32,707
McDonald's Corp.		300	93,237
MGM Resorts International (a)		100	3,701
Norwegian Cruise Line Holdings Ltd. (a)		200	3,740
Royal Caribbean Cruises Ltd.		100	27,518
Starbucks Corp.		500	44,795
Wynn Resorts Ltd.		50	5,078
Yum! Brands, Inc.		100	15,548
			364,790

Household Durables - 0.2%
D.R. Horton, Inc.		150	20,583
Garmin Ltd.		50	11,600
Lennar Corp. - Class A		100	8,684
PulteGroup, Inc.		100	11,761
			52,628

Household Products - 0.9%
Church & Dwight Co., Inc.		100	9,332
Clorox Co.		50	5,181
Colgate-Palmolive Co.		350	29,830
Kimberly-Clark Corp.		150	14,471
Procter & Gamble Co.		950	137,218
			196,032

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		350	4,932
Vistra Corp.		150	22,549
			27,481

Industrial Conglomerates - 0.4%
3M Co.		250	36,308
Honeywell International, Inc.		250	56,507
			92,815

Insurance - 1.8%
Aflac, Inc.		200	21,942
Allstate Corp.		100	20,734
American International Group, Inc.		250	18,812
Aon PLC - Class A		100	32,278
Arch Capital Group Ltd. (a)		150	14,399
Arthur J Gallagher & Co.		100	21,658
Brown & Brown, Inc.		150	9,782
Chubb Ltd.		150	48,889
Cincinnati Financial Corp.		50	7,868
Globe Life, Inc.		50	6,958
Hartford Insurance Group, Inc.		100	13,523
Loews Corp.		100	10,674
Marsh & McLennan Cos., Inc.		200	34,690
MetLife, Inc.		250	17,680
Principal Financial Group, Inc.		100	9,011
Progressive Corp.		250	49,560
Prudential Financial, Inc.		150	14,653
Travelers Cos., Inc.		100	29,168
W.R. Berkley Corp.		150	9,942
Willis Towers Watson PLC		50	14,535
			406,756

Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A		2,304	662,538
Alphabet, Inc. - Class C		1,854	531,838
Meta Platforms, Inc. - Class A		750	429,098
			1,623,474

IT Services - 0.8%
Accenture PLC - Class A		251	49,771
Akamai Technologies, Inc. (a)		50	5,743
Cognizant Technology Solutions Corp. - Class A		200	12,270
Gartner, Inc. (a)		50	7,917
GoDaddy, Inc. - Class A (a)		50	4,133
International Business Machines Corp.		400	96,956
VeriSign, Inc.		50	12,418
			189,208

Leisure Products - 0.0% (b)
Hasbro, Inc.		50	4,680

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.		150	17,097
Bio-Techne Corp.		100	5,226
Danaher Corp.		253	47,969
IQVIA Holdings, Inc. (a)		100	17,054
Revvity, Inc.		50	4,381
Thermo Fisher Scientific, Inc.		150	73,729
Waters Corp. (a)		54	16,081
West Pharmaceutical Services, Inc.		50	12,532
			194,069

Machinery - 1.8%
Caterpillar, Inc.		184	130,357
Cummins, Inc.		50	26,901
Deere & Co.		100	56,330
Dover Corp.		50	10,422
Fortive Corp.		150	8,292
IDEX Corp.		50	9,478
Illinois Tool Works, Inc.		100	26,029
Ingersoll Rand, Inc.		150	12,018
Otis Worldwide Corp.		200	15,416
PACCAR, Inc.		250	28,875
Parker-Hannifin Corp.		50	44,762
Pentair PLC		100	8,711
Stanley Black & Decker, Inc.		100	7,106
Westinghouse Air Brake Technologies Corp.		68	16,994
Xylem, Inc.		100	11,950
			413,641

Media - 0.4%
Charter Communications, Inc. - Class A (a)		50	10,794
Comcast Corp. - Class A		1,500	43,065
EchoStar Corp. - Class A (a)		40	4,683
Fox Corp. - Class A		100	5,840
Fox Corp. - Class B		100	5,310
News Corp. - Class A		200	4,986
News Corp. - Class B		100	2,851
Omnicom Group, Inc.		150	11,296
Paramount Skydance Corp. – Class B		200	1,804
Trade Desk, Inc. - Class A (a)		250	5,673
			96,302

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.		550	32,329
Newmont Corp.		450	48,713
Nucor Corp.		100	16,910
Steel Dynamics, Inc.		50	9,000
			106,952

Multi-Utilities - 0.7%
Ameren Corp.		100	10,992
CenterPoint Energy, Inc.		300	12,948
CMS Energy Corp.		150	11,637
Consolidated Edison, Inc.		150	16,977
Dominion Energy, Inc.		350	21,637
DTE Energy Co.		100	14,622
NiSource, Inc.		200	9,332
Public Service Enterprise Group, Inc.		200	16,190
Sempra		300	29,151
WEC Energy Group, Inc.		150	17,365
			160,851

Oil, Gas & Consumable Fuels - 3.8%
APA Corp.		200	8,488
Chevron Corp.		750	155,175
ConocoPhillips		500	66,000
Coterra Energy, Inc.		350	12,299
Devon Energy Corp.		250	12,580
Diamondback Energy, Inc.		100	19,779
EOG Resources, Inc.		200	28,914
EQT Corp.		250	15,910
Expand Energy Corp.		100	10,978
Exxon Mobil Corp.		1,700	288,422
Kinder Morgan, Inc.		800	26,824
Marathon Petroleum Corp.		123	30,034
Occidental Petroleum Corp.		300	19,500
ONEOK, Inc.		250	22,598
Phillips 66		150	27,327
Targa Resources Corp.		100	25,073
Valero Energy Corp.		150	37,062
Williams Cos., Inc.		500	36,390
			843,353

Passenger Airlines - 0.2%
Delta Air Lines, Inc.		300	19,944
Southwest Airlines Co.		200	7,514
United Airlines Holdings, Inc. (a)		150	13,811
			41,269

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A		100	7,177
Kenvue, Inc.		850	14,654
			21,831

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.		850	51,552
Eli Lilly & Co.		306	281,450
Johnson & Johnson		950	232,218
Merck & Co., Inc.		1,050	126,305
Pfizer, Inc.		2,400	67,392
Viatris, Inc.		550	7,430
Zoetis, Inc.		200	23,642
			789,989

Professional Services - 0.4%
Automatic Data Processing, Inc.		165	33,525
Broadridge Financial Solutions, Inc.		50	8,124
Equifax, Inc.		50	9,004
Jacobs Solutions, Inc.		50	6,364
Leidos Holdings, Inc.		50	7,776
Paychex, Inc.		150	13,818
Verisk Analytics, Inc.		50	9,487
			88,098

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)		150	20,319
CoStar Group, Inc. (a)		200	8,068
			28,387

Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)		651	132,433
Analog Devices, Inc.		200	63,628
Applied Materials, Inc.		300	102,537
Broadcom, Inc.		1,870	578,784
First Solar, Inc. (a)		50	9,863
Intel Corp. (a)		1,832	80,846
KLA Corp.		50	73,620
Lam Research Corp.		500	106,830
Microchip Technology, Inc.		250	16,152
Micron Technology, Inc.		450	152,028
NVIDIA Corp.		9,624	1,678,426
NXP Semiconductors NV		100	19,686
ON Semiconductor Corp. (a)		200	12,384
Qnity Electronics, Inc.		100	11,538
QUALCOMM, Inc.		450	57,951
Skyworks Solutions, Inc.		100	5,355
Teradyne, Inc.		50	14,823
Texas Instruments, Inc.		350	67,949
			3,184,833

Software - 8.2%
Adobe, Inc. (a)		166	40,351
AppLovin Corp. - Class A (a)		100	39,800
Autodesk, Inc. (a)		100	23,940
Cadence Design Systems, Inc. (a)		100	27,787
Crowdstrike Holdings, Inc. - Class A (a)		100	39,041
Datadog, Inc. - Class A (a)		150	17,708
Fortinet, Inc. (a)		250	20,430
Gen Digital, Inc.		300	5,649
Intuit, Inc.		100	43,238
Microsoft Corp.		2,974	1,100,886
Oracle Corp.		664	97,681
Palantir Technologies, Inc. - Class A (a)		893	130,628
Palo Alto Networks, Inc. (a)		300	48,096
PTC, Inc. (a)		50	7,124
Roper Technologies, Inc.		50	17,693
Salesforce, Inc.		400	74,668
ServiceNow, Inc. (a)		428	44,747
Synopsys, Inc. (a)		77	30,529
Trimble, Inc. (a)		100	6,523
Workday, Inc. - Class A (a)		100	12,992
			1,829,511

Specialty Retail - 1.7%
Best Buy Co., Inc.		100	6,420
Carvana Co. – Class A (a)		50	15,719
Home Depot, Inc.		403	132,543
Lowe's Cos., Inc.		250	59,070
O'Reilly Automotive, Inc. (a)		350	32,308
Ross Stores, Inc.		150	32,494
TJX Cos., Inc.		445	71,067
Tractor Supply Co.		250	11,325
Williams-Sonoma, Inc.		50	9,117
			370,063

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.		5,831	1,479,849
Dell Technologies, Inc. - Class C		150	24,620
Hewlett Packard Enterprise Co.		550	13,096
HP, Inc.		450	8,644
NetApp, Inc.		100	10,239
Sandisk Corp. (a)		50	31,767
Seagate Technology Holdings PLC		50	19,588
Super Micro Computer, Inc. (a)		250	5,692
Western Digital Corp.		150	40,574
			1,634,069

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)		50	5,005
Lululemon Athletica, Inc. (a)		50	7,655
NIKE, Inc. - Class B		550	29,051
Tapestry, Inc.		100	14,111
			55,822

Tobacco - 0.6%
Altria Group, Inc.		700	46,193
Philip Morris International, Inc.		600	99,204
			145,397

Trading Companies & Distributors - 0.1%
Fastenal Co.		500	23,200
United Rentals, Inc.		4	2,914
			26,114

Water Utilities - 0.1%
American Water Works Co., Inc.		100	13,609

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.		200	42,006
TOTAL COMMON STOCKS (Cost $22,887,584)			21,893,190

PURCHASED OPTIONS - 2.5%	Notional Amount	Contracts	Value
Call Options - 2.5%
S&P 500® Index (c)(d) Expiration: 07/17/2026; Exercise Price: $6,510.00	11,098,484	17	567,120
TOTAL PURCHASED OPTIONS (Cost $567,037)			567,120

REAL ESTATE INVESTMENT TRUSTS - 2.1%		Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.		100	4,642
Healthpeak Properties, Inc.		350	5,750
Ventas, Inc.		200	16,356
Welltower, Inc.		300	59,313
			86,061

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.		300	5,748

Industrial REITs - 0.3%
Prologis, Inc.		400	52,872

Office REITs - 0.0% (b)
BXP, Inc.		100	5,190

Residential REITs - 0.2%
AvalonBay Communities, Inc.		50	8,168
Camden Property Trust		50	4,883
Equity Residential		150	8,872
Essex Property Trust, Inc.		50	12,100
Invitation Homes, Inc.		300	7,455
Mid-America Apartment Communities, Inc.		50	6,106
UDR, Inc.		150	5,067
			52,651

Retail REITs - 0.3%
Federal Realty Investment Trust		50	5,310
Kimco Realty Corp.		350	7,865
Realty Income Corp.		400	24,472
Regency Centers Corp.		100	7,566
Simon Property Group, Inc.		150	27,980
			73,193

Specialized REITs - 0.9%
American Tower Corp.		200	34,516
Crown Castle, Inc.		200	16,262
Digital Realty Trust, Inc.		150	27,032
Equinix, Inc.		39	38,229
Extra Space Storage, Inc.		100	13,113
Iron Mountain, Inc.		150	15,321
Public Storage		50	13,544
SBA Communications Corp.		50	8,605
VICI Properties, Inc.		500	13,660
Weyerhaeuser Co.		350	8,551
			188,833
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $482,464)			464,548

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		58,755	58,755
Northern U.S. Government Select Money Market Fund, 3.36% (e)		92,375	92,375
TOTAL MONEY MARKET FUNDS (Cost $151,130)			151,130

TOTAL INVESTMENTS - 102.9% (Cost $24,088,215)			23,075,988
Liabilities in Excess of Other Assets - (2.9)%			(651,952)
TOTAL NET ASSETS - 100.0%			$22,424,036

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Boosted S&P 500® High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.1)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
S&P 500® Index (a)(b)
Expiration: 05/15/2026; Exercise Price: $6,670.00	$(8,487,076)	(13)	$(159,120)
Expiration: 05/15/2026; Exercise Price: $6,770.00	(8,487,076)	(13)	(99,385)
Total Call Options			(258,505)

Put Options - (2.0)%
S&P 500® Index (a)(b) Expiration: 07/17/2026; Exercise Price: $6,510.00	(11,098,484)	(17)	(442,595)
TOTAL WRITTEN OPTIONS (Premiums received $701,756)			$(701,100)

Percentages are stated as a percent of net assets.
(a) Exchange-traded. (b) 100 shares per contract.

NEOS Boosted S&P 500® High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,893,190	$–	$–	$21,893,190
Purchased Options	–	567,120	–	567,120
Real Estate Investment Trusts	464,548	–	–	464,548
Money Market Funds	151,130	–	–	151,130
Total Investments	$22,508,868	$567,120	$–	$23,075,988

Liabilities:
Written Options	$–	$(701,100)	$–	$(701,100)
Total Written Options	$–	$(701,100)	$–	$(701,100)

Refer to the Schedule of Investments for further disaggregation of investment categories.